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General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, Missouri 63128



                                             April 30, 2008



VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

         Re:      General American Separate Account Eleven
                  File No. 333-73672 (American Vision Series VUL 2002) Rule 497(j) Certification
                  ----------------------------------------------------

Commissioners:

         On behalf of General American Life Insurance Company (the "Company") and General American Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus being used for certain variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus for that product contained in the Post-Effective Amendment No. 7 for the Account filed with the Commission on April 22, 2008.

         If you have any questions, please contact me at (617) 578-3031.

                                             Sincerely,

                                             /s/ John E. Connolly, Jr.

                                             John E. Connolly, Jr., Esq.
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company